INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Held-to-Maturity Amortized Cost
Amortized cost	$ 58,545	$ 76,960
Held-to-Maturity Market Value
Held-to-Maturity Market Value	54,334	68,989
Available-for-Sale Amortized Cost
Amortized Cost	4,182,075	3,512,652
Available-for-Sale Market Value
Investment securities	3,971,932	3,183,776
One Year or Less
Held-to-Maturity Amortized Cost
Amortized cost	720
Held-to-Maturity Market Value
Held-to-Maturity Market Value	720
Available-for-Sale Amortized Cost
Amortized Cost	26,972
Available-for-Sale Market Value
Investment securities	25,868
After One Year Through Five Years
Held-to-Maturity Amortized Cost
Amortized cost	21,972
Held-to-Maturity Market Value
Held-to-Maturity Market Value	21,864
Available-for-Sale Amortized Cost
Amortized Cost	103,662
Available-for-Sale Market Value
Investment securities	91,375
After Five Years Through Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	1,000
Held-to-Maturity Market Value
Held-to-Maturity Market Value	963
Available-for-Sale Amortized Cost
Amortized Cost	186,476
Available-for-Sale Market Value
Investment securities	165,066
After Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	1,392
Held-to-Maturity Market Value
Held-to-Maturity Market Value	1,217
Available-for-Sale Amortized Cost
Amortized Cost	552,735
Available-for-Sale Market Value
Investment securities	492,828
Mortgage-backed securities-residential
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	1,607,916	1,102,242
Available-for-Sale Market Value
Investment securities	1,549,414	998,542
Mortgage-backed securities-commercial
Held-to-Maturity Amortized Cost
Amortized cost	27,373	30,444
Held-to-Maturity Market Value
Held-to-Maturity Market Value	23,981	25,990
Available-for-Sale Amortized Cost
Amortized Cost	394,129	382,727
Available-for-Sale Market Value
Investment securities	381,600	357,372
Collateralized mortgage obligations
Held-to-Maturity Amortized Cost
Amortized cost	6,088	7,007
Held-to-Maturity Market Value
Held-to-Maturity Market Value	5,589	6,219
Available-for-Sale Amortized Cost
Amortized Cost	741,819	620,315
Available-for-Sale Market Value
Investment securities	709,237	569,165
Asset-backed Securities
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	568,366	555,484
Available-for-Sale Market Value
Investment securities	$ 556,544	$ 534,103